Accounts Receivable, Net (Details) - Schedule of Allowance for Credit Losses - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Allowance for Credit Losses [Abstract]
Balance at December 31,	$ 164,122	$ 179,475
Adoption of ASC 326	1,787,386
Provision for doubtful accounts	73,805	1,324
Foreign exchange difference	(140,569)	(9,030)
Balance at June 30 (Unaudited)	$ 1,884,744	$ 171,769